Intangible (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill and intangible assets with indefinite useful life

	06/30/2026	12/31/2025
Goodwill - Facepa (Tissue plant in Belém/PA)	119,332	119,332
Goodwill - Fibria (Pulp Mills)	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)	170,859	170,859
Other (1)	5,100	5,097
	8,192,342	8,192,339
(1)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

Schedule of intangible assets with determined useful life

		06/30/2026	12/31/2025
Opening balance		4,778,353	5,709,964
Additions		71,385	82,492
Write-offs		(36)	(3,015)
Amortization		(507,777)	(1,011,088)
Closing balance		4,341,925	4,778,353
Represented by	Average annual rate %
Port concessions	3.94	605,494	621,842
Supplier agreements	12.70	3,704	11,111
Port service contracts	4.26	476,416	491,094
Trademarks and patents	8.14	147,380	154,846
Customer portfolio	9.10	2,873,430	3,283,919
Software	25.45	227,397	206,635
Other	10.00	8,104	8,906
		4,341,925	4,778,353

Cost		11,965,804	12,617,166
Amortization		(7,623,879)	(7,838,813)
Closing balance		4,341,925	4,778,353